Structured Entities - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Disclosure of information about consolidated structured entities [line items]
Structured entity issues	The structured entity issues securitisation notes in two tranches, one subordinated tranche and one senior tranche, rated AAA by a rating agency. The AAA tranche can subsequently be used by ING Group as collateral in the money market for secured borrowings.
Non controlling interests	€ 0
Transfer of financial assets			€ 2,000,000,000
Fair value of swap	(41,000,000)	€ (5,000,000)
Fair value of changes	(36,000,000)	(6,000,000)
Fee income recognised	2,000,000	2,000,000
Mont Blanc [member] | Securitisations [member]
Disclosure of information about consolidated structured entities [line items]
Liquid facilities	1,139,000,000	812,000,000
Drawn facility	0	€ 0
AAA rated Notes [member]
Disclosure of information about consolidated structured entities [line items]
Securitisations	56,000,000,000
Subordinated notes, issued externally [member]
Disclosure of information about consolidated structured entities [line items]
Securitisations	7,000,000,000
Third party securitisation vehicles [member]
Disclosure of information about consolidated structured entities [line items]
Securitisations	€ 7,000,000,000